Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
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The following table presents the total compensation as reported in the “Summary Compensation Table” (“SCT”) as well as the compensation actually paid (“CAP”) to Brad S. Elliott, our principal executive officer (“PEO”) and the average NEO, excluding the PEO for the periods identified. Also included within the table are key operating metrics during those periods:

					Value of Initial Fixed $100 Investment Based On:
Year	SCT for PEO	CAP to PEO (1)	Average SCT for non-PEO NEOs (2)	Average CAP to non-PEO NEOs (3)	EQBK TSR	Peer TSR (4)	Net Income	Adjusted Pre-Tax Income (5)

2024	$2,958,274	$3,624,832	$1,126,423	$1,345,888	142.3	111.0	$62,621	$87,970

2023	2,646,119	2,818,931	906,920	1,069,237	112.9	95.1	7,821	62,871

2022	2,513,347	2,385,948	917,397	868,786	107.6	101.9	57,688	77,043

2021	2,299,501	2,688,141	900,097	1,079,652	110.4	124.8	52,480	66,471

2020	2,016,870	1,429,208	828,665	717,531	69.9	89.4	(74,970)	58,904

(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

	2024	2023	2022	2021	2020
SCT	$2,958,274	$2,646,119	$2,513,347	$2,299,501	$2,016,870
Equity Awards	(888,045)	(870,037)	(838,586)	(677,530)	(464,756)
Change in FV RSUs	1,116,782	707,862	468,665	951,235	(82,393)
Change in FV Options	437,821	334,987	242,522	114,935	(40,513)
CAP	$3,624,832	$2,818,931	$2,385,948	$2,688,141	$1,429,208
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2024	1,014,519	353,507	87,974	98,603	—	—	1,554,603

2023	939,388	69,736	93,800	(60,075)	—	—	1,042,849

2022	782,829	94,681	86,298	(16,597)	(236,024)	—	711,187

2021	1,068,307	342,754	—	104,425	(449,316)	—	1,066,170

2020	359,387	(440,866)	—	(41,427)	—	—	(122,906)

(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

	2024	2023	2022	2021	2020

SCT	$1,126,423	$906,920	$917,397	$900,097	$828,665

Equity Awards	(194,094)	(244,134)	(232,611)	(211,813)	(184,699)

Change in FV RSUs	299,402	104,732	159,467	382,016	81,406

Change in FV Options	114,157	301,719	24,533	9,352	(7,841)

CAP	$1,345,888	$1,069,237	$868,786	$1,079,652	$717,531

For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2024	250,638	149,671	—	13,250	—	—	413,559

2023	397,705	5,930	9,375	(6,559)	—	—	406,451

2022	213,477	18,123	9,058	(6,887)	(49,771)	—	184,000

2021	325,490	128,577	—	31,042	(93,741)	—	391,368

2020	182,840	(78,705)	—	(10,570)	—	—	73,565

(3)	The following Non-PEO NEOs are included in the averages shown:
2024: Ms. Huber and Messrs. Navratil, Reber and Sems
2023: Ms. Huber and Messrs. Navratil, Reber and Sems
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover
2020: Ms. Huber and Messrs. Newell, Anderson and Kossover

(4)	Reflects the total shareholder return of the Nasdaq Bank Index. This is the peer group used by the Company within its Form 10-K for the year ended December 31, 2024.

(5)	Reconciliation of Net Income to Adjusted Pre-Tax Income:

	2024	2023	2022	2021	2020

Pre-Tax GAAP income (loss)	$78,281	$2,415	$70,282	$64,436	$(74,570)

Securities (gain) loss	(220)	51,909	(5)	(407)	155

Gain on acquisition / branch sales	—	—	(962)	—	(1,202

Merger expenses	4,461	297	594	9,189	299

Tax credit partnership amortization	—	3,799	5,080	1,361	—

Provision for credit losses	4,750	4,451	2,054	(8,480)	29,391

Loss on debt extinguishment	—	—	—	372	—

Goodwill impairment	—	—	—	—	104,831

Excess incentive accruals	698	—	—	—	—

Adjusted pre-tax income	$87,970	$62,871	$77,043	$66,471	$58,904

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote
(3)	The following Non-PEO NEOs are included in the averages shown:
2024: Ms. Huber and Messrs. Navratil, Reber and Sems
2023: Ms. Huber and Messrs. Navratil, Reber and Sems
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover
2020: Ms. Huber and Messrs. Newell, Anderson and Kossover

Peer Group Issuers, Footnote	Reflects the total shareholder return of the Nasdaq Bank Index. This is the peer group used by the Company within its Form 10-K for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 2,958,274	$ 2,646,119	$ 2,513,347	$ 2,299,501	$ 2,016,870
PEO Actually Paid Compensation Amount	$ 3,624,832	2,818,931	2,385,948	2,688,141	1,429,208
Adjustment To PEO Compensation, Footnote
(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

	2024	2023	2022	2021	2020
SCT	$2,958,274	$2,646,119	$2,513,347	$2,299,501	$2,016,870
Equity Awards	(888,045)	(870,037)	(838,586)	(677,530)	(464,756)
Change in FV RSUs	1,116,782	707,862	468,665	951,235	(82,393)
Change in FV Options	437,821	334,987	242,522	114,935	(40,513)
CAP	$3,624,832	$2,818,931	$2,385,948	$2,688,141	$1,429,208
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2024	1,014,519	353,507	87,974	98,603	—	—	1,554,603

2023	939,388	69,736	93,800	(60,075)	—	—	1,042,849

2022	782,829	94,681	86,298	(16,597)	(236,024)	—	711,187

2021	1,068,307	342,754	—	104,425	(449,316)	—	1,066,170

2020	359,387	(440,866)	—	(41,427)	—	—	(122,906)

Non-PEO NEO Average Total Compensation Amount	$ 1,126,423	906,920	917,397	900,097	828,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,345,888	1,069,237	868,786	1,079,652	717,531
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

	2024	2023	2022	2021	2020

SCT	$1,126,423	$906,920	$917,397	$900,097	$828,665

Equity Awards	(194,094)	(244,134)	(232,611)	(211,813)	(184,699)

Change in FV RSUs	299,402	104,732	159,467	382,016	81,406

Change in FV Options	114,157	301,719	24,533	9,352	(7,841)

CAP	$1,345,888	$1,069,237	$868,786	$1,079,652	$717,531

For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2024	250,638	149,671	—	13,250	—	—	413,559

2023	397,705	5,930	9,375	(6,559)	—	—	406,451

2022	213,477	18,123	9,058	(6,887)	(49,771)	—	184,000

2021	325,490	128,577	—	31,042	(93,741)	—	391,368

2020	182,840	(78,705)	—	(10,570)	—	—	73,565

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Below is a summary of the measures the Company considers most significant when assessing compensation to be paid to our named executive officers:

Measurement
Adjusted Pre-Tax Income
Net Income
Net-Overhead Ratio Relative to the Budget
Total 3-YR Shareholder Return Relative to Peers
Total 3-YR EPS Growth Relative to Peers

Total Shareholder Return Amount	$ 142.3	112.9	107.6	110.4	69.9
Peer Group Total Shareholder Return Amount	111	95.1	101.9	124.8	89.4
Net Income (Loss)	$ 62,621	$ 7,821	$ 57,688	$ 52,480	$ (74,970)
Company Selected Measure Amount	87,970	62,871	77,043	66,471	58,904
PEO Name	Brad S. Elliott
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net-Overhead Ratio Relative to the Budget
Measure:: 4
Pay vs Performance Disclosure
Name	Total 3-YR Shareholder Return Relative to Peers
Measure:: 5
Pay vs Performance Disclosure
Name	Total 3-YR EPS Growth Relative to Peers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (888,045)	$ (870,037)	$ (838,586)	$ (677,530)	$ (464,756)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,554,603	1,042,849	711,187	1,066,170	(122,906)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,014,519	939,388	782,829	1,068,307	359,387
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,507	69,736	94,681	342,754	(440,866)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,974	93,800	86,298
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,603	(60,075)	(16,597)	104,425	(41,427)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(236,024)	(449,316)
PEO | Change in FV RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,116,782	707,862	468,665	951,235	(82,393)
PEO | Change in FV Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,821	334,987	242,522	114,935	(40,513)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,094)	(244,134)	(232,611)	(211,813)	(184,699)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,559	406,451	184,000	391,368	73,565
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,638	397,705	213,477	325,490	182,840
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,671	5,930	18,123	128,577	(78,705)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,375	9,058
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,250	(6,559)	(6,887)	31,042	(10,570)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(49,771)	(93,741)
Non-PEO NEO | Change in FV RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,402	104,732	159,467	382,016	81,406
Non-PEO NEO | Change in FV Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 114,157	$ 301,719	$ 24,533	$ 9,352	$ (7,841)